Restructuring and Impairment Charges (Tables)	12 Months Ended
Dec. 31, 2012
Restructuring Cost and Reserve [Line Items]
Schedule of Significant Restructuring, Impairment and Other Charges
The following is a summary of the charges recorded during the three months ended December 31, 2011:

In millions	Segment
Type of Charge	Semiconductor Materials	Solar Energy	Corporate	Total	Statement of Operations Classification

Restructuring	$35.6	$303.0	$0.9	$339.5	Restructuring
Long-lived asset impairment (See Note 9)	7.4	358.0	—	365.4	Long-lived asset impairment
Goodwill impairment (See Note 10)	—	384.1	—	384.1	Goodwill impairment
Investment/JV impairment (See Note 6)	—	78.9	—	78.9	Other, net and equity in loss of joint ventures
Inventory adjustments and other (See Note 7)	14.2	82.5	—	96.7	Cost of goods sold

2011 Global Plan [Member]
Restructuring Cost and Reserve [Line Items]
Details of Restructuring Expenses
Details of the 2012 expenses, cash payments and expected costs incurred related to the 2011 Global Plan are set out in the following table:

						As of December 31, 2012
In millions	Accrued January 1, 2012	Year-to-date Restructuring Charges (Reversals)	Cash Payments	Currency	Accrued December 31, 2012	Cumulative Costs Incurred	Total Costs Expected to be Incurred
2011 Global Plan
Severance and Employee Benefits	$60.2	$—	$(27.8)	$(0.7)	$31.7	$63.2	$63.2
Contract Termination	260.0	(93.4)	(34.3)	2.2	134.5	164.6	164.6
Other	51.1	(2.1)	(11.9)	1.2	38.3	49.7	49.7
Total	$371.3	$(95.5)	$(74.0)	$2.7	$204.5	$277.5	$277.5

2009 U.S. Plan [Member]
Restructuring Cost and Reserve [Line Items]
Details of Restructuring Expenses
Details of 2011 expenses related to the 2009 U.S. and Global Plans are set out in the following table:

	Accrued January 1, 2011	Year-to-Date Restructuring Charges (Reversals)	Cash Payments	Accrued December 31, 2011	As of December 31, 2011
					Cumulative Costs Incurred	Total Costs Expected to be Incurred
In millions
2009 U.S. and Global Plans
Severance and other employee benefits	$16.2	$(0.2)	$(3.4)	$12.6	$18.0	$18.8
Asset move costs	—	1.7	(1.7)	—	4.9	20.3
Contract termination	—	2.9	—	2.9	2.9	2.9
Infrastructure costs	—	—	—	—	—	4.0
Total	$16.2	$4.4	$(5.1)	$15.5	$25.8	$46.0
Details of 2012 expenses related to the 2009 U.S. and Global Plans are set out in the following table:

	Accrued January 1, 2012	Year-to-Date Restructuring Charges (Reversals)	Cash Payments	Accrued December 31, 2012	As of December 31, 2012
					Cumulative Costs Incurred	Total Costs Expected to be Incurred
In millions
2009 U.S. and Global Plans
Severance and other employee benefits	$12.6	$(2.5)	$(7.4)	$2.7	$15.5	$15.5
Asset move costs	—	—	—	—	4.9	5.2
Contract termination	2.9	—	(2.9)	—	2.9	2.9
Infrastructure costs	—	4.3	(4.3)	—	4.3	4.3
Total	$15.5	$1.8	$(14.6)	$2.7	$27.6	$27.9
Details of 2010 expenses related to the 2009 U.S. and Global Plans are set out in the following table:

	Accrued January 1, 2010	Year-to-Date Restructuring Charges	Cash Payments	Accrued December 31, 2010	As of December 31, 2010
					Cumulative Costs Incurred	Total Costs Expected to be Incurred
In millions
2009 U.S. and Global Plans
Severance and other employee benefits	$15.2	$2.1	$(1.1)	$16.2	$18.2	$21.0
Asset move costs	—	3.2	(3.2)	—	3.2	20.3
Contract termination	—	—	—	—	—	3.0
Infrastructure costs	—	—	—	—	—	4.0
Total	$15.2	$5.3	$(4.3)	$16.2	$21.4	$48.3